Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment branch	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) segment
Segment Reporting [Abstract]
Number of operating segments | segment	3		6
Number of geographic segments | segment	3
Segment Reporting Information [Line Items]
Assets	$ 13,921,575	$ 10,773,178
Net interest income	345,702	342,989	$ 289,744
Provision for credit recoveries (losses)	184	6,991	5,837
Non-interest income	183,975	168,686	157,825
Net revenue before gains and losses	529,861	518,666	453,406
Gains and losses	2,767	(855)	1,269
Total net revenue	532,628	517,811	454,675
Total expenses	355,553	322,627	301,423
Net income	177,075	195,184	153,252
Customer
Segment Reporting Information [Line Items]
Net interest income	345,702	342,989	289,744
Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Assets	14,202,595	11,089,397
Provision for credit recoveries (losses)	184	6,991	5,837
Non-interest income	197,405	177,114	163,289
Net revenue before gains and losses	543,291	527,094	458,870
Gains and losses	2,767	(855)	1,269
Total net revenue	546,058	526,239	460,139
Total expenses	368,983	331,055	306,887
Net income	177,075	195,184	153,252
Operating Segments | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	345,702	342,989	289,744
Operating Segments | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	0	0
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 5,220,016	5,387,347
Provision for credit recoveries (losses)	(3,088)	6,823	4,618
Non-interest income	89,114	87,352	81,416
Net revenue before gains and losses	269,936	299,459	265,958
Gains and losses	2,172	(20)	2,785
Total net revenue	272,108	299,439	268,743
Total expenses	209,417	202,318	192,293
Net income	62,691	97,121	76,450
Operating Segments | Bermuda | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	182,674	202,901	178,600
Operating Segments | Bermuda | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 1,236	2,383	1,324
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 3,839,074	3,705,468
Provision for credit recoveries (losses)	1,893	1,297	1,033
Non-interest income	51,853	47,781	46,004
Net revenue before gains and losses	168,310	152,287	133,114
Gains and losses	570	349	(28)
Total net revenue	168,880	152,636	133,086
Total expenses	61,057	60,666	59,400
Net income	107,823	91,970	73,686
Operating Segments | Cayman | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	113,493	102,793	86,074
Operating Segments | Cayman | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	1,071	416	3
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	5,108,357	1,966,547
Provision for credit recoveries (losses)	1,379	(1,129)	186
Non-interest income	34,319	26,824	24,445
Net revenue before gains and losses	82,877	60,172	48,242
Gains and losses	43	(1,185)	(1,488)
Total net revenue	82,920	58,987	46,754
Total expenses	74,217	50,353	43,758
Net income	8,703	8,634	2,996
Operating Segments | Channel Islands and the UK | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	49,486	37,276	24,978
Operating Segments | Channel Islands and the UK | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(2,307)	(2,799)	(1,367)
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	35,148	30,035
Provision for credit recoveries (losses)	0	0	0
Non-interest income	22,119	15,157	11,424
Net revenue before gains and losses	22,168	15,176	11,556
Gains and losses	(18)	1	0
Total net revenue	22,150	15,177	11,556
Total expenses	24,292	17,718	11,436
Net income	(2,142)	(2,541)	120
Operating Segments | Other | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	49	19	92
Operating Segments | Other | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	40
Inter-segment eliminations
Segment Reporting Information [Line Items]
Assets	(281,020)	(316,219)
Provision for credit recoveries (losses)	0	0	0
Non-interest income	(13,430)	(8,428)	(5,464)
Net revenue before gains and losses	(13,430)	(8,428)	(5,464)
Gains and losses	0	0	0
Total net revenue	(13,430)	(8,428)	(5,464)
Total expenses	(13,430)	(8,428)	(5,464)
Net income	0	0	0
Inter-segment eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0